TAXES (Tables)	12 Months Ended
Dec. 31, 2019
TAXES
Schedule of components of the income tax provision	The components of the income tax provision are:

Years Ended December 31,
	2019	2018	2017
Current	$—	$—	$—
Deferred	—	—	—
Total income tax provision	$—	$—	$—

Schedule of reconciliation of income taxes provision computed at the statutory tax rate applicable to income tax provision

The reconciliation of income taxes provision computed at the statutory tax rate applicable to income tax provision are as follows:

	Years Ended December 31,
	2019	2018	2017
(Loss) income before income tax	$(1,673,735)	$140,988	$(1,619,040)
Computed income tax expense (benefit) with statutory income tax rate	(418,434)	35,247	(404,760)
Effect of tax holiday and preferential tax rate	25,045	21,841	—
Effect of different tax rates in other jurisdictions	130,962	100,390	—
Effect of different tax rates for the TAC operations	(41,896)	36,286	(80,952)
Effect of tax exemption for unrecovered expenditures on TAC operations	251,378	(217,714)	485,712
Change in valuation allowance	52,945	23,950	—
Total income tax provision	$—	$—	$—

Schedule of components of the deferred tax assets

The components of the deferred tax assets are as follows:

	As of December 31,
	2019	2018
Tax loss carry forwards	$76,895	$23,950
Total deferred tax assets, gross	76,895	23,950
Valuation allowance	(76,895)	(23,950)
Total deferred tax assets, net	$—	$—